Document and Entity Information	9 Months Ended
Sep. 30, 2019
Document and Entity Information
Entity Registrant Name	Hutchison China MediTech Ltd
Entity Central Index Key	0001648257
Document Type	6-K
Document Period End Date	Sep. 30, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q3